Details of Significant Accounts - Schedule of Operating Revenue (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Revenue [Abstract]
Revenue from contracts with customers	$ 12,231	$ 16,226